Business combination (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of fair value of identifiable assets acquired and liabilities

Amount

Cash	$4,212,977
Accounts receivable, net	3,264,577
Notes Receivables	1,299,453
Other receivables, net	140,172
Due from related parties	249,273
Prepayments	131,765
Right-of-use assets	364,175
Accounts payable	(2,714,374)
Other payables and accrued liabilities	(656,039)
Contract liabilities	(109,908)
Taxes payable	(494,392)
Lease liabilities - current	(134,463)
Lease liabilities - noncurrent	(217,569)
Net assets acquired	5,335,647

Goodwill	$62,435,299

Purchase price for the Company	$65,737,818
Fair value of non-controlling interest	2,033,128
Total purchase price	$67,770,946

Schedule of income and losses from operations

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Revenue	$3,443,594	$6,437,248
Net loss	(1,608,992)	(244,714)